Repurchase of shares (Tables)	12 Months Ended
Dec. 31, 2021
Repurchase of shares
Schedule of share repurchase activity

	Total number of ADSs purchased as	Average price
Period	part of the publicly announced plan	paid per ADS
July 8 - July 31	857,147	3.72
August 3 - August 18	334,245	3.86
Total for the year ended December 31, 2020	1,191,392